Nature of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations
1.	Nature of Operations
Nuvation Bio Inc. and subsidiaries (“Nuvation Bio”), formerly known as RePharmation Inc., a Delaware corporation, is a biopharmaceutical company tackling some of the greatest unmet needs in oncology by developing differentiated and novel therapeutic candidates. Nuvation Bio was incorporated on March 20, 2018 (inception date) and has offices in New York and San Francisco.
On February 10, 2021, (the “Closing Date”), Nuvation Bio Inc., a Delaware corporation (“Legacy Nuvation Bio”), Panacea Acquisition Corp. (“Panacea”), and Panacea Merger Subsidiary Corp, a Delaware corporation and a direct, wholly owned subsidiary of Panacea (“Merger Sub”) consummated the transactions contemplated by an Agreement and Plan of Merger among them dated October 20, 2020 (“Merger Agreement”).
Pursuant to the terms of the Merger Agreement, a business combination of Panacea and Legacy Nuvation Bio was effected through the merger of Merger Sub with and into Legacy Nuvation Bio, with Legacy Nuvation Bio surviving as a wholly owned subsidiary of Panacea (the “Merger”) and, collectively with the other transactions described in the Merger Agreement. On the Closing Date, Legacy Nuvation Bio changed its name to Nuvation Bio Operating Company Inc. and Panacea changed its name to Nuvation Bio Inc. (the “Company” or “Nuvation Bio”).

1.	Nature of Operations
Nuvation Bio Inc. and subsidiaries (the “Company”), formerly known as RePharmation Inc., a Delaware Limited Corporation, is a privately held biotechnology company currently operating on development activities on unmet needs in oncology. The Company was incorporated on March 20, 2018 (inception date). The Company has offices in New York and San Francisco. The Company’s two subsidiaries are dormant and have had no operations since the inception date.